Basis of Presentation - Summary of Subsidiaries which are Wholly Owned and Subject to Control (Details)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
ImmunoPrecise Antibodies (Canada) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Canada) Ltd.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Canada
Functional Currency	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (N.D.) Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (N.D.) Ltd.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Antibodies (MA) LLC
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (MA) LLC
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
Talem Therapeutics LLC ("Talem")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Talem Therapeutics LLC ("Talem")
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	USA
Functional Currency	US dollar
ImmunoPrecise Netherlands B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Netherlands B.V.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Netherlands
Functional Currency	Euro
BioStrand B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioStrand B.V.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
Idea Family B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	Idea Family B.V.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioKey B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioKey B.V.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro
BioClue B.V.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of Subsidiary	BioClue B.V.
Equity Interest percentage	100.00%	100.00%	100.00%
Country of Incorporation	Belgium
Functional Currency	Euro